Related Parties (Tables)	12 Months Ended
Jun. 30, 2023
Related Parties [Abstract]
Schedule of Other Related Party Transactions
In USD ($)	June 30, 2023	June 30, 2022	June 30, 2021	December 31, 2020
Short-term employee benefits	39,250	96,437	109,205	38,355
Share based payment	904,861	838,576	-	-

Schedule of Share Based Payment
In USD ($)	Note	For the year ended June 30, 2023	For the year ended June 30, 2022	From the period of January 1, 2021 through June 30, 2021	From the period of August 21, 2020 through December 31, 2020
Share based payment
Key management		904,861	838,576	-	-
CFO Shares Alloted	(vi)	364,014	-	-	-
Issue of Additional Shares
Issue of share capital		15,000	-	-	-
Issue of share premium		39,610,630	-	-	-
Parent of the Company – Bioceres Crop Solutions Corp		-	-	3,000,000	-
Parent of the Company – Union Group Ventures		-	-	-	2,000,000
Parent of the Company – BG Farming Technologies		-	-	-	2,000,000
Company’s Cash Balance in Other’s Accounts
Parent of BF Farming Technologies – Bioceres S.A.		-	-	-	300,000
100% Subsidiary of Bioceres S.A. – Bioceres LLC		-	-	500,000	300,000
Expenses Paid on Behalf of the Company
Parent of BG Farming Technologies - Bioceres S.A.	(i)	-	265,810	509,628	244,029
100% Subsidiary of Bioceres S.A. - Bioceres LLC	(i)	238,121	156,760	453,282	56,863
Services Provided by Other Companies
30% owned by Bioceres S.A. - INMET S.A.- Ingenieria Metabolica S.A	(ii)	286	252	144,530	160,390
98.6% owned by Bioceres S.A. - INDEAR S.A.- Instituto de Agrobiotecnología Rosario	(iii)	258,279	57,047	129,695	2,540
Owned by Bioceres S.A. - Agrality Inc.	(iv)	5,000	85,435	-	-
Founded and operated by the Company’s CPO - Future Foods B.V.	(v)	85,880	94,857	35,958	17,801
Moolec Science S.A. Shareholders	(vii)	693,027	-	-	-
THEO I SCSp		-	1,500,000	-	-
(i)	Expenses paid by Bioceres LLC on behalf of the Company.
(ii)	The Company entered into an agreement with INMET S.A.- Ingenieria Metabolica S,A through which it would receive research services in exchange for payment.
(iii)	The Company entered into an agreement with INDEAR S.A.- Instituto de Agrobiotecnologia Rosario where it would receive research services in exchange for payment.
(iv)	The Company entered into an agreement with Agrality Inc, for the provision of services.
(v)	The Company entered into an agreement with Future Foods B.V. for the provision of services.
(vi)	Shares issue related to share based payment already vested.
(vii)	The Company entered into an agreement with shareholders which accrues an internal rate of return.

Schedule of other related party balances
In USD ($)	Balance outstanding as of June 30, 2023	Balance outstanding as of June 30, 2022
100% Subsidiary of Bioceres S.A. - Bioceres LLC	(623,629)	(385,508)
Moolec S.A. Shareholders	8,763,027	-
Union Group Ventures Limited	(677,000)	-
INDEAR S.A.	(72,494)	-
Future Foods B.V	(78,337)	-